Restricted net assets (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted net assets
Amount include paid in capital and statutory reserve funds	¥ 263,207	$ 41,303	¥ 263,207
Percentage of statutory reserve of registered capital	50.00%